Consolidated Balance Sheets (USD $)	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
ASSETS
Rental property, net	$ 2,341,744	$ 2,399,022
Cash	13,895	19,379	2,230
Restricted cash	17,468	15,559
Accounts receivable	3,925	1,750
Total Assets		2,435,710	2,230
Total Assets	2,377,032	2,435,710	2,230
LIABILITIES AND STOCKHOLDERS' (DEFICIT)
Mortgage payable	546,700	558,176
Related party mortgage payable	1,425,982	1,425,982
Accounts payable and accrued expenses	93,157	22,500	49,644
Deferred revenue	8,325	4,800
Security deposits	2,900	1,700
Due to shareholders	454,581	441,684
Total Liabilities	2,531,645	2,454,842	49,644
STOCKHOLDERS' DEFICIT:
Preferred stock: par value $0.0001; 100,000,000 shares authorized; None issued or outstanding
Common stock: par value $0.0001; 200,000,000 shares authorized; 1,796,875 and 1,796,875 shares issued and outstanding, respectively	180	180	180
Additional paid-in capital	317,076	296,109	73,858
Accumulated deficit	(471,869)	(315,421)	(121,452)
Total Stockholders' Deficit	(154,613)	(19,132)	(47,414)
Total Liabilities and Stockholders' Deficit	$ 2,377,032	$ 2,435,710	$ 2,230